Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes for the years ended December 31, 2015, 2014 and 2013 consist of the following:

	2015	2014	2013
Current	$545,900	$784,500	$208,000
Deferred	859,100	298,500	1,032,000
Total provision for income taxes	$1,405,000	$1,083,000	$1,240,000

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2015	2014	2013
Expected tax using statutory tax rate of 34%	$2,489,400	$1,834,100	$1,999,600

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(577,200)	(574,200)	(630,600)
Tax-exempt income on life insurance
contracts	(145,200)	(134,900)	(140,100)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(39,300)	(39,600)	(23,700)
Uncertain tax position reserves	(24,700)	(29,800)	7,600
Merger and acquisition costs	-	52,800	-
Accounting method change relating to
bad debt reserve recapture	(331,500)	-	-
Other, net	33,500	(25,400)	27,200

Total provision for income taxes	$1,405,000	$1,083,000	$1,240,000

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Deferred tax assets:
Allowance for loan losses	$1,318,900	$1,318,700
Deferred compensation	534,300	560,600
Alternative minimum tax credits	792,700	657,300
Nonaccrual loan interest	320,600	408,600
Deferred loan fees	143,500	154,400
Other real estate owned	318,600	367,500
Accrued vacation expense	130,600	126,500
Accrued profit sharing	160,300	117,300
Loans fair value adjustments	919,400	1,534,800
Other	53,400	209,800
Net operating loss carryforward	750,700	852,200

Total deferred tax assets	5,443,000	6,307,700
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	719,700	727,500
Federal Home Loan Bank stock dividends	849,200	769,600
Capitalized mortgage servicing rights	401,700	414,100
Prepaid expenses	87,600	55,800
Acquisition intangibles	2,470,600	2,230,300
Bad debt reserve recapture	-	298,400
Trust preferred fair value adjustment	211,000	222,500
Other	20,500	55,500
Total deferred tax liabilities	4,760,300	4,773,700
Net deferred tax assets	$682,700	$1,534,000

Rollforward of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at January 1	$43,300	$72,100
Additions based on tax positions related to
the current year	-	3,200
Reductions due to the statute of limitation	(22,900)	(32,000)
Balance at December 31	$20,400	$43,300